Other Deductions, Net - Summary of Other Deductions, Net (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Amortization of intangibles (excluding software)			$ 97.1	$ 96.7
Restructuring costs (see Note 4)	$ 71.7	$ 4.0	73.0	9.4	$ 20.7	$ 46.2	$ 41.6
Foreign currency loss (gain), net			16.3	(6.6)
Asset impairment (see Note 5)	$ 9.4	$ 0.0	21.7	0.0
Other, net			1.9	(0.9)
Other deductions, net			$ 210.0	$ 98.6